Pruco Life Insurance Company                                           Thomas C. Castano
                                                                       Assistant General Counsel
                                                                       Law Department

                                                                       Pruco Life Insurance Company
                                                                       213 Washington Street
                                                                       Newark, NJ 07102-2992
                                                                       (973) 802-4708 fax: (973) 802-9560

                                                                       September 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life Variable Appreciable Account  (File No. 811-3971)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Appreciable Account (the "Account"),  we hereby submit,  pursuant to Rule 30b-2 under the Investment  Company Act of 1940 (the "Act"),  that the Account's  semi-annual report for the period ending June
30, 2004 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0001193125-04-142508
         Date of Filing:       08/17/04

2.       Filer/Entity:         American Century Variable Portfolios
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-04-000021
         Date of Filing:       08/24/04

3.       Filer/Entity:         Janus Aspen Series - Growth Portfolio
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0000906185-04-000010
         Date of Filing:       08/20/04

4.       Filer/Entity:         MFS Variable Insurance Trust - Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-04-000192
         Date of Filing:       08/31/04

5.       Filer/Entity:         T. Rowe Price International Series - International Growth
         Registration No.:     811-07143
         CIK No.:              0000918294
         Accession No.:        0000918294-04-000042
         Date of Filing:       08/25/04

6.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0001193125-04-152307
         Date of Filing:       09/03/04

If you have any questions regarding this filing, please contact me at (973) 802-4708.

                                                                     Sincerely,

                                                                    _/s/__________________________
                                                                        Thomas C. Castano

VIA EDGAR